Financing Agreements (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Short-term debt including the weighted average interest rate
The following table summarizes the Company’s short-term debt including the weighted average interest rate on short-term borrowings outstanding as of December 31, 2013 and 2012:

			Weighted Average Rate
	2013	2012	2013	2012
Commercial paper	$—	$192.0	—%	1.22%
Current portion of long-term debt(1)(2)	—	872.6	—%	2.42%
Total	$—	$1,064.6
(1) See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Unsecured Credit Facility.
(2) See Note 18. Related Party Transactions-Affiliated Financing Agreements to these Consolidated Financial Statements.

Long-term debt securities issued and outstanding
The following table summarizes the carrying value of the Company’s long-term debt securities issued and outstanding as of December 31, 2013 and 2012:

	Maturity	2013	2012
2.21% Syndicated Bank Term Loan, due 2014	04/20/2014	$—	$1,350.0
6.75% Lion Connecticut Holdings Inc. debentures, due 2013(1)	09/15/2013	—	138.3
7.25% Lion Connecticut Holdings Inc. debentures, due 2023(1)	08/15/2023	158.6	158.1
7.63% Lion Connecticut Holdings Inc. debentures, due 2026(1)	08/15/2026	232.1	231.9
8.42% Equitable of Iowa Companies Capital Trust II Notes, due 2027	04/01/2027	13.8	13.9
6.97% Lion Connecticut Holdings Inc. debentures, due 2036(1)	08/15/2036	108.6	108.6
2.54% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016	04/29/2016	—	500.0
1.00% Windsor Property Loan	06/14/2027	4.9	4.9
0.96% Surplus Floating Rate Note	12/31/2037	—	359.3
0.93% Surplus Floating Rate Note	06/30/2037	—	329.1
5.5% Senior Notes, due 2022	07/15/2022	849.6	849.6
2.9% Senior Notes, due 2018	02/15/2018	998.5	—
5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	05/15/2053	750.0	—
5.7% Senior Notes, due 2043	07/15/2043	398.6	—
Subtotal		3,514.7	4,043.7
Less: Current portion of long-term debt		—	872.6
Total		$3,514.7	$3,171.1

Future principal payments of long-term debt	Aggregate amounts of future principal payments of long-term debt for the next five years and thereafter are as follows:

2014	$—
2015	—
2016	—
2017	—
2018	1,000.0
Thereafter	2,524.0
Total	$3,524.0

Credit facilities
The following table outlines the Company's credit facilities, their dates of expiration, capacity and utilization as of December 31, 2013:

	Secured/ Unsecured	Committed/ Uncommitted	Expiration	Capacity	Utilization	Unused Commitment
Obligor / Applicant
ING U.S., Inc.(1)(2)	Unsecured	Committed	4/20/2015	$3,500.0	$2,103.9	$1,396.1
ING U.S., Inc. / Security Life of Denver International Limited, Roaring River LLC(1)(3)	Unsecured	Uncommitted	2/28/2013	15.0	15.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	11/9/2021	750.0	750.0	—
Security Life of Denver International Limited(1)	Unsecured	Committed	10/29/2020	1,125.0	569.6	555.4
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	12/27/2022	750.0	750.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	12/29/2023	250.0	250.0	—
ReliaStar Life Insurance Company	Secured	Committed	Conditional	265.0	265.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	12/31/2025	475.0	475.0	—
ING U.S., Inc.	Unsecured	Uncommitted	Various dates	2.0	2.0	—
ING U.S., Inc.	Secured	Uncommitted	Various dates	10.0	4.7	—
ING U.S., Inc. / Roaring River III LLC	Unsecured	Committed	6/30/2022	1,151.2	581.0	570.2
ING U.S., Inc. / Roaring River II LLC	Unsecured	Committed	12/31/2021	995.0	573.0	422.0
Total				$9,288.2	$6,339.2	$2,943.7

Secured facilities				$275.0	$269.7	$—
Unsecured and uncommitted				17.0	17.0	—
Unsecured and committed				8,996.2	6,052.5	2,943.7
Total				$9,288.2	$6,339.2	$2,943.7

ING Bank				$1,390.0	$734.9	$655.1